Income Taxes (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net Operating Losses	$ 3,434,559	$ 1,719,889
Stock-based compensation	153,692	444,051
Depreciation	61,547	(4,605)
Other	120,072	424,675
Subtotal	3,769,870	2,584,010
Valuation allowance	(3,769,870)	(2,584,010)
Deferred tax liabilities:
Net deferred tax asset